UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            05/15/09
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $233,098
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.              028-11626                       Indus Partners, LLC
----       ----------------------               ------------------------------



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                                                      FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2       COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------                    ---------      ---------  ---------  ------------------  ----------- --------- ------------------
                                   TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS        CUSIP     (X$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE SHARED  NONE
---------------                    ---------      ---------  ---------  ------------------  ----------- --------- -----------------
ALLIANCEBERNSTEIN LP HOLDINGS LP   UNIT LTD PARTN  01881G106      640     43500               SHARED      1        0     43500  0
BHP BILLITON LTD                   SPONSORED ADR   088606108     3341     74900               SHARED      1        0     74900  0
CHINA DIGITAL TV HLDG CO LTD       SPONSORED ADR   16938G107     1115    165700               SHARED      1        0    165700  0
CNOOC LTD                          SPONSORED ADR   126132109      312      3100               SHARED      1        0      3100  0
EBAY INC                           COM             278642103     9248    736300               SHARED      1        0    736300  0
E HOUSE CHINA HLDS                 ADR             26852W103     1050    135089               SHARED      1        0    135089  0
INFOSYS TECHNOLOGIES LTD           SPONSORED ADR   456788108      533     20000               SHARED      1        0     20000  0
MELCO CROWN ENTMT LTD              ADR             585464100     1717    523382               SHARED      1        0    523382  0
MICROSOFT CORP                     COM             594918104     8289    451200               SHARED      1        0    451200  0
MILLICOM INTL CELLULAR SA          COM             L6388F900     4445    120000        Call   SHARED      1        0    120000  0
MINDRAY MEDICAL INTL LTD           SPONSORED ADR   602675100    11476    620000               SHARED      1        0    620000  0
NETEASE COM INC                    SPONSORED ADR   64110W102    27156   1011400               SHARED      1        0   1011400  0
NETEASE COM INC                    SPONSORED ADR   64110W102    16110    600000        Call   SHARED      1        0    600000  0
NEW ORIENTAL ED & TECH GRP I       SPONSORED ADR   647581107    18859    375300               SHARED      1        0    375300  0
NEW ORIENTAL ED & TECH GRP I       SPONSORED ADR   647581107     8040    160000        Call   SHARED      1        0    160000  0
NEXEN INC                          COM             65334H102     1866    110000        Call   SHARED      1        0    110000  0
PERFCT WRLD LTD                    SPON ADR REP B  71372U104     1697    120808               SHARED      1        0    120808  0
SATYAM COMPUTER SERVICES LTD       ADR             804098101     1256    800000               SHARED      1        0    800000  0
SPDR Tr                            UNIT SER 1      78462F103   103376   1300000        Put    SHARED      1        0   1300000  0
SPDR GOLD TRUST                    GOLD SHS        78463V107     2844     31500               SHARED      1        0     31500  0
YUM! BRANDS INC                    COM             988498101     9728    354000               SHARED      1        0    354000  0



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